Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)	9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) Segment shares	Sep. 30, 2015 shares	Dec. 31, 2015 USD ($) Segment shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Number of operating segment | Segment	1		1
Allowance for doubtful accounts | $	$ 66,147		$ 203,270	$ 62,249	$ 47,927
Number of potentially dilutive securities	16,201,230	28,291,911	29,192,128	28,663,754
Salvage value of property, plant and equipment | $	$ 0		$ 0
Warrant [Member]
Number of potentially dilutive securities	8,266,137	16,567,326	16,567,326	17,567,326
Employee Stock Option [Member]
Number of potentially dilutive securities	7,935,093	11,724,585	11,612,302	11,096,428